FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Financial assets by category (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020
Amortized cost
Financial assets by category
Financial assets.	$ 99,177,202	$ 86,422,707
Fair value
Financial assets by category
Financial assets.	26,374,655	46,755,784
Cash and cash equivalents | Amortized cost
Financial assets by category
Financial assets.	4,633,470	4,813,012
Cash and cash equivalents | Fair value
Financial assets by category
Financial assets.	14,496,736	22,346,409
Other financial assets | Amortized cost
Financial assets by category
Financial assets.	5,382,974	4,713,161
Other financial assets | Fair value
Financial assets by category
Financial assets.	11,877,919	24,409,375
Trade receivables | Amortized cost
Financial assets by category
Financial assets.	84,945,171	73,546,633
Other receivables | Amortized cost
Financial assets by category
Financial assets.	$ 4,215,587	$ 3,349,901